Stockholders' Equity - Schedule of Share Repurchase Plan Prior to Estimated Value Per Share of Common Stock is Published (Parenthetical) (Detail) - Common Stock [Member] - Share Repurchase Plan Pre-Published Valuation [Member]
6 Months Ended
Jun. 30, 2019
Class of Stock [Line Items]
Holding period of shares repurchased	1 year
Share repurchase plan, maximum period of time allowed from date of death or disability of shareholder to request holding period exemption for shares to be repurchased	2 years